Related Parties (Details) - Schedule of transactions arose with related parties - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of transactions arose with related parties [Abstract]
Short term employee benefits	[1]	$ 2,185	$ 1,825	$ 1,182
Social benefits costs		148	139	118
Share based compensation) Employees)		3,823	237	1,644
Share based compensation) Directors)		$ 1,854	$ 127	$ 395

[1]	Represent base salary, bonuses, and car allowance expenses.